GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF GENERAL AND ADMINISTRATIVE

(in thousands)	Nine months ended September 30, 2025	Nine months ended September 30, 2024	Three months ended September 30, 2025	Three months ended September 30, 2024
Salaries and related expenses	$1,019	$711	$345	$266
Professional services	1,363	571	947	225
Consulting and director fees	1,320	943	536	375
Travel	110	86	19	10
Office and general	850	700	336	216
Regulatory and filing fees	132	119	18	48
Shareholder relations	85	108	37	26
Total	$4,879	$3,238	$2,238	$1,166